Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	INVESTED PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Sep. 18, 2017
Supplement [Text Block]	ip_SupplementTextBlock

InvestEd Portfolios

Supplement dated October 16, 2017 to the

InvestEd Portfolios Prospectus

dated September 18, 2017

Effective October 16, 2017, the Waddell & Reed Advisors Bond Fund and the Waddell & Reed Advisors Government Securities Fund (each, a “WRA Fund” and collectively, the “WRA Funds”), each a series of Waddell & Reed Advisors Funds, were reorganized into a respective series of the Ivy Funds: Ivy Bond Fund and Ivy Government Securities Fund (each, an “Ivy Fund,” collectively, the “Ivy Funds”). As a result, each InvestEd Portfolio will no longer invest in the WRA Funds and instead will invest in the Ivy Funds. The allocation of assets to the Ivy Funds will be the same as the allocation to the WRA Funds.

The Ivy Funds are newly organized funds that have been created for purposes of acquiring the assets and liabilities of the WRA Funds. Consequently, the investment objectives, fundamental investment restrictions, principal investment strategies and principal investment risks of the Ivy Funds are identical to the WRA Funds. Therefore, there are no changes to the risks or principal investment strategies for these underlying investments of the InvestEd Portfolios.

On that date, the prospectus is revised as follows:

1)	The Portfolios invest solely in Ivy Funds as underlying funds. Therefore, all references in the prospectus to the Portfolios’ investments in underlying Waddell & Reed Advisors Funds are deleted.

InvestEd Aggressive Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ip_SupplementTextBlock

InvestEd Portfolios

Supplement dated October 16, 2017 to the

InvestEd Portfolios Prospectus

dated September 18, 2017

Effective October 16, 2017, the Waddell & Reed Advisors Bond Fund and the Waddell & Reed Advisors Government Securities Fund (each, a “WRA Fund” and collectively, the “WRA Funds”), each a series of Waddell & Reed Advisors Funds, were reorganized into a respective series of the Ivy Funds: Ivy Bond Fund and Ivy Government Securities Fund (each, an “Ivy Fund,” collectively, the “Ivy Funds”). As a result, each InvestEd Portfolio will no longer invest in the WRA Funds and instead will invest in the Ivy Funds. The allocation of assets to the Ivy Funds will be the same as the allocation to the WRA Funds.

The Ivy Funds are newly organized funds that have been created for purposes of acquiring the assets and liabilities of the WRA Funds. Consequently, the investment objectives, fundamental investment restrictions, principal investment strategies and principal investment risks of the Ivy Funds are identical to the WRA Funds. Therefore, there are no changes to the risks or principal investment strategies for these underlying investments of the InvestEd Portfolios.

On that date, the prospectus is revised as follows:

1)	The Portfolios invest solely in Ivy Funds as underlying funds. Therefore, all references in the prospectus to the Portfolios’ investments in underlying Waddell & Reed Advisors Funds are deleted.

InvestEd Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ip_SupplementTextBlock

InvestEd Portfolios

Supplement dated October 16, 2017 to the

InvestEd Portfolios Prospectus

dated September 18, 2017

Effective October 16, 2017, the Waddell & Reed Advisors Bond Fund and the Waddell & Reed Advisors Government Securities Fund (each, a “WRA Fund” and collectively, the “WRA Funds”), each a series of Waddell & Reed Advisors Funds, were reorganized into a respective series of the Ivy Funds: Ivy Bond Fund and Ivy Government Securities Fund (each, an “Ivy Fund,” collectively, the “Ivy Funds”). As a result, each InvestEd Portfolio will no longer invest in the WRA Funds and instead will invest in the Ivy Funds. The allocation of assets to the Ivy Funds will be the same as the allocation to the WRA Funds.

The Ivy Funds are newly organized funds that have been created for purposes of acquiring the assets and liabilities of the WRA Funds. Consequently, the investment objectives, fundamental investment restrictions, principal investment strategies and principal investment risks of the Ivy Funds are identical to the WRA Funds. Therefore, there are no changes to the risks or principal investment strategies for these underlying investments of the InvestEd Portfolios.

On that date, the prospectus is revised as follows:

1)	The Portfolios invest solely in Ivy Funds as underlying funds. Therefore, all references in the prospectus to the Portfolios’ investments in underlying Waddell & Reed Advisors Funds are deleted.

InvestEd Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ip_SupplementTextBlock

InvestEd Portfolios

Supplement dated October 16, 2017 to the

InvestEd Portfolios Prospectus

dated September 18, 2017

Effective October 16, 2017, the Waddell & Reed Advisors Bond Fund and the Waddell & Reed Advisors Government Securities Fund (each, a “WRA Fund” and collectively, the “WRA Funds”), each a series of Waddell & Reed Advisors Funds, were reorganized into a respective series of the Ivy Funds: Ivy Bond Fund and Ivy Government Securities Fund (each, an “Ivy Fund,” collectively, the “Ivy Funds”). As a result, each InvestEd Portfolio will no longer invest in the WRA Funds and instead will invest in the Ivy Funds. The allocation of assets to the Ivy Funds will be the same as the allocation to the WRA Funds.

The Ivy Funds are newly organized funds that have been created for purposes of acquiring the assets and liabilities of the WRA Funds. Consequently, the investment objectives, fundamental investment restrictions, principal investment strategies and principal investment risks of the Ivy Funds are identical to the WRA Funds. Therefore, there are no changes to the risks or principal investment strategies for these underlying investments of the InvestEd Portfolios.

On that date, the prospectus is revised as follows:

1)	The Portfolios invest solely in Ivy Funds as underlying funds. Therefore, all references in the prospectus to the Portfolios’ investments in underlying Waddell & Reed Advisors Funds are deleted.

InvestEd Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ip_SupplementTextBlock

InvestEd Portfolios

Supplement dated October 16, 2017 to the

InvestEd Portfolios Prospectus

dated September 18, 2017

Effective October 16, 2017, the Waddell & Reed Advisors Bond Fund and the Waddell & Reed Advisors Government Securities Fund (each, a “WRA Fund” and collectively, the “WRA Funds”), each a series of Waddell & Reed Advisors Funds, were reorganized into a respective series of the Ivy Funds: Ivy Bond Fund and Ivy Government Securities Fund (each, an “Ivy Fund,” collectively, the “Ivy Funds”). As a result, each InvestEd Portfolio will no longer invest in the WRA Funds and instead will invest in the Ivy Funds. The allocation of assets to the Ivy Funds will be the same as the allocation to the WRA Funds.

The Ivy Funds are newly organized funds that have been created for purposes of acquiring the assets and liabilities of the WRA Funds. Consequently, the investment objectives, fundamental investment restrictions, principal investment strategies and principal investment risks of the Ivy Funds are identical to the WRA Funds. Therefore, there are no changes to the risks or principal investment strategies for these underlying investments of the InvestEd Portfolios.

On that date, the prospectus is revised as follows:

1)	The Portfolios invest solely in Ivy Funds as underlying funds. Therefore, all references in the prospectus to the Portfolios’ investments in underlying Waddell & Reed Advisors Funds are deleted.

InvestEd Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ip_SupplementTextBlock

InvestEd Portfolios

Supplement dated October 16, 2017 to the

InvestEd Portfolios Prospectus

dated September 18, 2017

Effective October 16, 2017, the Waddell & Reed Advisors Bond Fund and the Waddell & Reed Advisors Government Securities Fund (each, a “WRA Fund” and collectively, the “WRA Funds”), each a series of Waddell & Reed Advisors Funds, were reorganized into a respective series of the Ivy Funds: Ivy Bond Fund and Ivy Government Securities Fund (each, an “Ivy Fund,” collectively, the “Ivy Funds”). As a result, each InvestEd Portfolio will no longer invest in the WRA Funds and instead will invest in the Ivy Funds. The allocation of assets to the Ivy Funds will be the same as the allocation to the WRA Funds.

The Ivy Funds are newly organized funds that have been created for purposes of acquiring the assets and liabilities of the WRA Funds. Consequently, the investment objectives, fundamental investment restrictions, principal investment strategies and principal investment risks of the Ivy Funds are identical to the WRA Funds. Therefore, there are no changes to the risks or principal investment strategies for these underlying investments of the InvestEd Portfolios.

On that date, the prospectus is revised as follows:

1)	The Portfolios invest solely in Ivy Funds as underlying funds. Therefore, all references in the prospectus to the Portfolios’ investments in underlying Waddell & Reed Advisors Funds are deleted.

InvestEd Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ip_SupplementTextBlock

InvestEd Portfolios

Supplement dated October 16, 2017 to the

InvestEd Portfolios Prospectus

dated September 18, 2017

Effective October 16, 2017, the Waddell & Reed Advisors Bond Fund and the Waddell & Reed Advisors Government Securities Fund (each, a “WRA Fund” and collectively, the “WRA Funds”), each a series of Waddell & Reed Advisors Funds, were reorganized into a respective series of the Ivy Funds: Ivy Bond Fund and Ivy Government Securities Fund (each, an “Ivy Fund,” collectively, the “Ivy Funds”). As a result, each InvestEd Portfolio will no longer invest in the WRA Funds and instead will invest in the Ivy Funds. The allocation of assets to the Ivy Funds will be the same as the allocation to the WRA Funds.

The Ivy Funds are newly organized funds that have been created for purposes of acquiring the assets and liabilities of the WRA Funds. Consequently, the investment objectives, fundamental investment restrictions, principal investment strategies and principal investment risks of the Ivy Funds are identical to the WRA Funds. Therefore, there are no changes to the risks or principal investment strategies for these underlying investments of the InvestEd Portfolios.

On that date, the prospectus is revised as follows:

1)	The Portfolios invest solely in Ivy Funds as underlying funds. Therefore, all references in the prospectus to the Portfolios’ investments in underlying Waddell & Reed Advisors Funds are deleted.